Finance Income and Expenses - Summary of Finance Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of finance income and expenses [line items]
Interest income	$ 936	$ 1,085	$ 1,835	$ 2,379
Other financial income		155		155
Net foreign exchange difference	(608)	(7,763)	1,064	(5,565)
Interest expenses on lease liabilities	(592)	(749)	(1,216)	(1,494)
Interest expenses on loans and borrowings	(14,264)	(15,195)	(27,985)	(29,335)
Fair value changes on derivatives	(548)	(504)	(1,204)	(199)
Fair value changes on Convertible Notes	2,287	(8,592)	14,558	13,506
Other financial expenses	(605)	(353)	(1,350)	(1,952)
Total finance income and expenses, net	$ (13,394)	$ (31,916)	$ (14,298)	$ (22,505)